NOTES PAYABLE (Narrative) (Details) (USD $)	0 Months Ended					12 Months Ended		0 Months Ended			12 Months Ended	1 Months Ended
	Apr. 30, 2014	Sep. 25, 2013	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 18, 2015	Jan. 30, 2014	Jan. 07, 2014	Dec. 31, 2012	Oct. 31, 2014
Debt Instrument [Line Items]
Common shares issued for note payable conversion						$ 1,174,366	$ 169,800
Notes payable and accrued interest outstanding	138,303
Loss on debt conversion	(11,063)					(11,063)
Exercise price of warrants			$ 0.05	$ 0.10	$ 0.05
Warrants exercised, shares		1,720,000	25,000	300,000	375,000
Proceeds from exercise of warrants		169,800	1,250	30,000	18,750
Common stock [Member]
Debt Instrument [Line Items]
Common shares issued for note payable conversion, shares	276,599
Common shares issued for note payable conversion	149,366
Loss on debt conversion						11,063
Exercise price of warrants								$ 0.055
Warrants exercised, shares								359,153	25,000	25,000
Proceeds from exercise of warrants									6,250	6,250
Note One [Member]
Debt Instrument [Line Items]
Issuance date						Jan. 15, 2014
Debt issued						370,000					300,000
Interest rate						10.00%					10.00%
Maturity date						Jul. 15, 2014
Warrants exercised, shares							1,720,000
Proceeds from exercise of warrants							169,800
Principal amount outstanding							130,200
Note One [Member] | Class A Warrants [Member]
Debt Instrument [Line Items]
Warrants issued with debt											1,800,000
Exercise price of warrants											$ 0.10
Warrants issued, contractual term											5 years
Fair value of warrants											105,059
Note One [Member] | Class B Warrants [Member]
Debt Instrument [Line Items]
Maturity date											Sep. 24, 2013
Warrants issued with debt											900,000
Exercise price of warrants											$ 0.10
Warrants issued, contractual term											5 years
Stock price trigger											$ 0.20
Related Party [Member]
Debt Instrument [Line Items]
Debt issued							50,000
Periodical payments							5,000
Date warrants can be exercised							Feb. 23, 2014
AES [Member]
Debt Instrument [Line Items]
Debt issued											1,300,000
Interest rate											5.00%
Number of installment payments											12
Note Two [Member]
Debt Instrument [Line Items]
Issuance date						Feb. 17, 2014
Debt issued						130,000					600,000
Interest rate						10.00%					10.00%
Maturity date						Jul. 15, 2014					Mar. 30, 2013
Capital expenditures											586,500
Note Three [Member]
Debt Instrument [Line Items]
Issuance date						Feb. 27, 2014
Debt issued						122,579					150,000
Finance charges						5,459
Purchase price financed						117,120
Interest rate						8.50%					10.00%
Maturity date						Feb. 27, 2015					Dec. 17, 2013
Number of payments						12
Installment payments start date						Mar. 27, 2014
Periodical payments						10,215
Warrants issued with debt											550,000
Fair value of warrants											40,098
Note Four [Member]
Debt Instrument [Line Items]
Issuance date						Apr. 18, 2014
Debt issued						65,941	150,000
Finance charges						2,935
Purchase price financed						63,006
Interest rate						8.50%	10.00%
Maturity date						Apr. 18, 2015
Number of payments						12
Installment payments start date						May 18, 2014
Periodical payments						5,495
Note Five [Member]
Debt Instrument [Line Items]
Issuance date						May 19, 2014
Debt issued						51,184
Finance charges						2,278
Purchase price financed						48,906
Interest rate						8.50%
Maturity date						May 19, 2015
Number of payments						12
Installment payments start date						Jun. 19, 2014
Periodical payments						4,265
Note Six [Member]
Debt Instrument [Line Items]
Issuance date						Apr. 22, 2014
Debt issued						92,483
Finance charges						3,853
Purchase price financed						88,900
Interest rate						17.00%
Maturity date						Oct. 01, 2014
Number of payments						6
Installment payments start date						May 10, 2014
Periodical payments						15,342
Aqua Tex [Member]
Debt Instrument [Line Items]
Debt issued							500,000
Interest rate							5.00%
Maturity date							Nov. 01, 2016
Number of installment payments							12
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt issued							1,000,000
Interest rate							10.00%
Loss on debt conversion												0
Proceeds from debt issuance							$ 850,000
Maturity term							2 years
Conversion price							$ 0.50
Convertible Debt [Member] | Common stock [Member]
Debt Instrument [Line Items]
Conversion price												$ 0.50